Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets
Summary of the changes in the carrying amount of goodwill and franchise value
	Goodwill	Franchise Value
Balance — December 31, 2011	$889.9	$214.4
Additions	61.7	53.4
Foreign currency translation	15.7	3.9
Balance — December 31, 2012	967.3	271.7
Additions	169.3	22.1
Deconsolidation of Italian investment	(7.2)	(2.9)
Reconsolidation of Italian investment	7.4	3.1
Foreign currency translation	7.7	1.4
Balance — December 31, 2013	$1,144.5	$295.4

Summary of the changes in the carrying amount of goodwill by reportable segment
	Retail	Other	Total
Balance — December 31, 2011	$889.9	$—	$889.9
Additions	57.8	3.9	61.7
Foreign currency translation	15.7	—	15.7
Balance — December 31, 2012	963.4	3.9	967.3
Additions	49.6	119.7	169.3
Deconsolidation of Italian investment	(7.2)	—	(7.2)
Reconsolidation of Italian investment	7.4	—	7.4
Foreign currency translation	9.2	(1.5)	7.7
Balance — December 31, 2013	$1,022.4	$122.1	$1,144.5